Note 4 - Federal Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
4
- Federal Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax liabilities and assets are as follows:

	December 31,
	2016	2015
Deferred tax liabilities:
Policy acquisition costs	$2,427,869	$2,675,908
Net unrealized gain on available-for-sale securities	5,564,461	3,242,210
Due premiums	922,868	957,825
Other	768,852	695,201
Total deferred tax liabilities	9,684,050	7,571,144

Deferred tax assets:
Benefit reserves, net of reinsurance	2,626,693	3,137,466
Other policyholder funds	337,333	363,106
AMT credit carryforwards	656,087	565,828
Accrued pension liability	2,047,230	2,065,628
Deferred revenue on reinsurance ceded	486,760	-
Other-than-temporary impairments	40,211	-
Other	232,793	333,340
Total deferred tax assets	6,427,107	6,465,368
Net deferred tax liabilities	$3,256,943	$1,105,776

The Company periodically reviews its gross deferred tax assets for recoverability. At
December
31,
2016
and
2015,
the Company is able to demonstrate that the benefit of its gross deferred tax assets is fully recoverable.

The reconciliation of income tax attributable to operations computed at the federal statutory tax rate to income tax expense is as follows:

	Year Ended December 31,
	2016	2015

Statutory federal income tax rate	34.0%	34.0%
Small life insurance company deduction	(17.2)	(19.2)
Dividends-received deduction	(0.9)	(2.7)
Defined contribution plan dividend	(0.7)	(2.3)
Nondeductible COLI expense	(5.2)	(16.3)
Nontaxable COLI life insurance proceeds	-	(7.7)
Nondeductible travel & meals expense	0.6	2.5
True-up of provision to actual	0.1	1.7
Other	0.4	(4.7)

Effective income tax rate	11.1%	(14.7	) %

We file U.S. federal income tax returns and income tax returns in various state jurisdictions. Our
2013
through
2016
U.S. federal tax years remain subject to income tax examination by tax authorities. We have no
known uncertain tax benefits within our provision for income taxes. In addition, we do not
believe the Company will be subject to any penalties or interest relative to any open tax years and, therefore, have not accrued any such amounts. However, should such a circumstance arise, it is our policy to classify any interest and penalties (if applicable) as income tax expense in the consolidated financial statements.